Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Subscription Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021			$ 14,723	$ 163,630	$ 21,735,185	$ (34,495,346)	$ (3,719)	$ (1,822,378)	$ (14,407,905)
Beginning balance, shares at Dec. 31, 2021		40	14,722,835
Imputed interest					22,500				22,500
Common stock issued for services			$ 5,350		361,125				366,475
Common stock issued for services, shares			5,350,000
Common stock issued for services - related parties			$ 2,100		141,750				143,850
Common stock issued for services - related parties			2,100,000
Settlement of related party accrued compensation					17,052				17,052
Translation Adjustment							(7,308)	(6,711)	(14,019)
Net Income						(3,576,614)		(155,080)	(3,731,694)
Ending balance, value at Dec. 31, 2022			$ 22,173	163,630	22,277,612	(38,071,960)	(11,027)	(1,984,169)	(17,603,741)
Ending balance, shares at Dec. 31, 2022		40	22,172,835
Imputed interest					16,829				16,829
Reclass of related party accruals and payable					38,329
Settlement of derivative liabilities to additional paid in capital					145,625				145,625
Translation Adjustment							(3,511)	1,819	(1,692)
Net Income						1,368,016		48,503	1,416,519
Ending balance, value at Sep. 30, 2023			$ 22,173	163,630	22,478,395	(36,703,944)	(14,538)	(1,933,847)	(15,988,131)
Ending balance, shares at Sep. 30, 2023		40	22,172,835
Beginning balance, value at Dec. 31, 2022			$ 22,173	163,630	22,277,612	(38,071,960)	(11,027)	(1,984,169)	(17,603,741)
Beginning balance, shares at Dec. 31, 2022		40	22,172,835
Imputed interest					22,500				22,500
Settlement of derivative liabilities to additional paid in capital					155,342				155,342
Release of related party accruals and payable					38,329				38,329
Translation Adjustment							(1,590)	2,181	591
Net Income						1,609,697		26,794	1,636,491
Ending balance, value at Dec. 31, 2023			$ 22,173	163,630	22,513,739	(36,462,263)	(12,617)	(1,955,194)	(15,750,488)
Ending balance, shares at Dec. 31, 2023		40	22,172,835
Beginning balance, value at Jun. 30, 2023			$ 22,173	163,630	22,434,395	(38,737,569)	(12,529)	(1,995,318)	(18,125,218)
Beginning balance, shares at Jun. 30, 2023		40	22,172,835
Imputed interest					5,671				5,671
Reclass of related party accruals and payable					38,329
Translation Adjustment							(2,009)	(646)	(2,655)
Net Income						2,033,625		62,117	2,095,742
Ending balance, value at Sep. 30, 2023			$ 22,173	163,630	22,478,395	(36,703,944)	(14,538)	(1,933,847)	(15,988,131)
Ending balance, shares at Sep. 30, 2023		40	22,172,835
Beginning balance, value at Dec. 31, 2023			$ 22,173	163,630	22,513,739	(36,462,263)	(12,617)	(1,955,194)	(15,750,488)
Beginning balance, shares at Dec. 31, 2023		40	22,172,835
Imputed interest					16,890				16,890
Equity transaction (Sale of subsidiary's stock)					20,650				20,650
Common stock issued for services			$ 310		126,790				127,100
Common stock issued for services, shares			3,100,000
Common stock issued for services - related parties			$ 1,530		625,770				627,300
Common stock issued for services - related parties, shares			15,300,000
Common stock issued for acquiring the subsidiary			$ 100		40,900				41,000
Common stock issued for acquiring the subsidiary, shares			1,000,000
Translation Adjustment							509	(300)	209
Net Income						(3,139,691)		(104,106)	(3,243,797)
Ending balance, value at Sep. 30, 2024			$ 4,157	163,630	23,344,739	(39,601,954)	(12,108)	(2,059,600)	(18,161,136)
Ending balance, shares at Sep. 30, 2024		40	41,572,835
Beginning balance, value at Jun. 30, 2024			$ 2,217	163,630	22,537,608	(37,144,863)	(13,866)	(2,021,815)	(16,477,089)
Beginning balance, shares at Jun. 30, 2024		40	22,172,835
Imputed interest					5,671				5,671
Equity transaction (Sale of subsidiary's stock)					8,000				8,000
Common stock issued for services			$ 310		126,790				127,100
Common stock issued for services, shares			3,100,000
Common stock issued for services - related parties			$ 1,530		625,770				627,300
Common stock issued for services - related parties, shares			15,300,000
Common stock issued for acquiring the subsidiary			$ 100		40,900				41,000
Common stock issued for acquiring the subsidiary, shares			1,000,000
Translation Adjustment							1,758	451	2,209
Net Income						(2,457,091)		(38,236)	(2,495,327)
Ending balance, value at Sep. 30, 2024			$ 4,157	$ 163,630	$ 23,344,739	$ (39,601,954)	$ (12,108)	$ (2,059,600)	$ (18,161,136)
Ending balance, shares at Sep. 30, 2024		40	41,572,835